NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property, Plant and Equipment

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years
Premises and equipment at December 31, 2017 and 2016 are summarized as follows:

	December 31,
	2017	2016
	(In Thousands)
Land	$4,746	$4,746
Buildings	13,675	13,623
Leasehold improvements	11,746	10,731
Furniture and equipment	12,561	12,405
Construction in process	7	580
	42,735	42,085
Accumulated depreciation and amortization	(23,326)	(22,201)
Premises and equipment, net	$19,409	$19,884

Schedule of Earnings Per Share, Basic and Diluted
The computation of earnings per share is as follows:

	Years Ended December 31,
	2017	2016	2015
	(Dollars In Thousands, Except Per Share Amounts)

Net income	$5,242	$11,310	$4,348
Weighted average common shares outstanding:
Basic	11,859,401	11,806,927	11,976,291
Effect of dilutive stock options	67,118	61,195	29,696
Diluted	11,926,519	11,868,122	12,005,987

Earnings per share:
Basic	$0.44	$0.96	$0.36
Diluted	$0.44	$0.95	$0.36